STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, unless otherwise specified	Share Capital [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 125	$ 189,079	$ (25,057)	$ 98	$ (80,116)	$ (244)	$ 83,885
Issuance of shares upon exercise of options and employee stock purchase plan	3	2,553	0	0	0	0	2,556
Stock compensation related to options granted to employees	0	1,370	0	0	0	0	1,370
Acquisition of NSC non-controlling interest	0	(1,725)	0	0	0	355	(1,370)
Comprehensive income (loss), net:
Unrealized gain (loss) on foreign currency cash flow hedges	0	0	0	724	0	0	724
Net income (loss)	0	0	0	0	12,126	(111)	12,015
Balance at Dec. 31, 2010	128	191,277	(25,057)	822	(67,990)	0	99,180
Purchase of treasury stock	(11)	0	(3,998)	0	0	0	(4,009)
Issuance of shares upon exercise of options and employee stock purchase plan	2	1,703	0	0	0	0	1,705
Stock compensation related to options granted to employees	0	3,041	0	0	0	0	3,041
Comprehensive income (loss), net:
Unrealized gain (loss) on foreign currency cash flow hedges	0	0	0	(1,062)	0	0	(1,062)
Net income (loss)	0	0	0	0	7,164	0	7,164
Balance at Dec. 31, 2011	119	196,021	(29,055)	(240)	(60,826)	0	106,019
Purchase of treasury stock	(7)	0	(6,713)	0	0	0	(6,720)
Issuance of shares upon exercise of options and employee stock purchase plan	0	103	0	0	0	0	103
Stock compensation related to options granted to employees	0	1,529	0	0	0	0	1,529
Comprehensive income (loss), net:
Unrealized gain (loss) on foreign currency cash flow hedges	0	0	0	1,543	0	0	1,543
Net income (loss)	0	0	0	0	(4,177)	0	(4,177)
Balance at Dec. 31, 2012	$ 112	$ 197,653	$ (35,768)	$ 1,303	$ (65,003)	$ 0	$ 98,297